Trade receivables - Narrative (Details) - EUR (€) € in Millions	1 Months Ended
	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Trade receivables past due		€ 4.4	€ 21.2
Receivables from contracts with customers		€ 23.9	€ 40.9
Major payment received
Disclosure of non-adjusting events after reporting period [line items]
Trade receivables past due received	€ 2.7